Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

9. SUBSEQUENT EVENTS

Declaration of Dividend

On August 1, 2017, our sole director declared a cash dividend of $0.005 per common share for the second quarter of 2017. The dividend is payable on August 21, 2017 to stockholders of record at the close of business on August 11, 2017.

Mathieson Consulting Contract

On July 1, 2017, we and Mr. Mathieson agreed to terminate, effective July 1, 2017, the January 1, 2017 Consulting Contract. Also on July 1, 2017, Investment Evolution Corporation, a wholly owned subsidiary of the Company (“IEC”), and Mr. Mathieson entered into a professional consulting contract, effective July 1, 2017 (the “July 1, 2017 Consulting Contract”). Pursuant to the terms of the July 1, 2017 Consulting Contract, Mr. Mathieson agreed to provide regulatory and management consulting services as requested by the Company and/or IEC. The 2017 Consulting Contract has a term of 1.5 years and renews automatically for one year periods unless notice of termination is provided 30 days prior to the automatic renewal date. In exchange for Mr. Mathieson’s services, the Company agreed to pay Mr. Mathieson $1,200,000 annually and a discretionary bonus to be determined by the Company’s board of directors.

LendingClub Tender Offer

On July 12, 2017, the Company filed a registration statement on Form S-4 (the “S-4 Registration Statement”) and a Schedule TO relating to the Company’s offer to exchange four shares of the Company’s common stock for each share of common stock of LendingClub Corporation (“Lending Club”), par value $0.01 per share, up to an aggregate of 40,345,603 shares of Lending Club common stock, representing approximately 9.99% of Lending Club’s outstanding shares as of April 28, 2017, validly tendered and not properly withdrawn in the offer (the “Lending Club Tender Offer”). The Lending Club Tender Offer and the withdrawal rights were set to expire at 5:00 p.m., Eastern time, on August 10, 2017, unless extended.

Following the launch of the Lending Club Tender Offer, the Company’s per share stock price, as quoted on the OTCQB, dropped significantly. On August 1, 2017, due to the stock price drop, the Company determined that the Lending Club Tender Offer no longer had a reasonable chance of success and accordingly, the Company determined that it would terminate the Lending Club Tender Offer and withdraw the S-4 Registration Statement. Furthermore, the Company has no intention of launching the Lending Club Tender Offer or another tender offer in the near future. Any shares that have been tendered by Lending Club stockholders have not yet been accepted and will be returned to the relevant stockholders.

Replacement Las Vegas Office Lease

The Company entered into a new lease on August 1, 2017 under a non-cancelable operating lease that begins October 1, 2017 and expires September 30, 2020 for 3960 Howard Hughes Parkway, Las Vegas and will relocate from the current Las Vegas office in September 2017. Monthly rental payments under this lease are $5,794, and the Company will be responsible for its pro rata shares of operating expenses and property taxes.

Abandonment of Reverse-Forward Stock Split and Cash-Out

On June 21, 2017, the Company filed with the Securities and Exchange Commission (the “Commission”) a preliminary information statement on Schedule 14C (the “Preliminary Information Statement”). The Preliminary Information Statement, though not in definitive form, related to a vote by the Company’s sole director and holder of a majority of the voting power of the issued and outstanding capital stock of the Company to effect a reverse 1-for-1,000 stock split (the “Reverse Split”), followed immediately by a forward 1,000-for-1 stock split (the “Forward Split”) of the Company’s common stock. The Company’s intention was that registered shareholders whose shares of stock were converted into less than one share in the Reverse Split would receive cash payments equal to the fair value of those fractional interests. The Reverse Split and Forward Split, together with the related cash payments to shareholders with less than 1,000 shares of common stock prior to the Reverse Split are referred to herein as the “Reverse/Forward Split.”

On July 18, 2017, the Company determined that it will not effect the Reverse/Forward Split at this time. Furthermore, the Company has no intention of effecting the Reverse/Forward Split or any other reverse and/or forward split in the near future. For avoidance of doubt, no reverse and/or forward split occurred on July 25, 2017, as originally disclosed in the Preliminary Information Statement, and no stockholders were cashed out on July 25, 2017. Stockholders should disregard the Preliminary Information Statement that was filed with the Commission in its entirety.

The Company’s determination to abandon the Reverse/Forward Split was based on the Company’s launch, on July 12, 2017, of the Lending Club Tender Offer. The Company launched the Lending Club Tender Offer on July 12, 2017, subsequent to the filing of the Preliminary Information Statement with the Commission on June 21, 2017. The primary goal of the Reverse/Forward Split was cost savings from reducing administrative costs associated with reducing shareholder accounts. The Company expected that a significant number of new shareholders may have been obtained in connection with the Lending Club Tender Offer, including those holding fewer than 1,000 shares. As a result, the Company determined that any expected cost savings may no longer be sufficient to justify proceeding with the Reverse/Forward Split. Although the Company determined, on August 1, 2017, that it would abandon the Lending Club Tender Offer, the Company does not intend to effect the Reverse/Forward Split or any other reverse and/or forward split in the near future. The Company notes that previously completed reverse/forward stock splits have achieved substantial administrative cost savings, and have not been designed for the purpose of “going private”.

Amendment of Series H Preferred Stock

On July 26, 2017, we filed articles of amendment (the “Amendment”) to our amended and restated articles of incorporation, as amended. The Amendment has the effect of revising the terms of the Series H preferred stock to increase the conversion ratio of the Series H preferred stock from one share of Common Stock per share of Series H preferred stock to four shares of Common Stock per share of Series H preferred stock. The Amendment was approved by our sole director on July 26, 2017.

12.	SUBSEQUENT EVENTS

On January 5, 2017, we commenced a tender offer to purchase up to all outstanding shares of common stock of OneMain Holdings Inc., a NYSE-listed company; provided, however, that we are willing to accept any number of shares of OneMain common stock, even if such shares, in the aggregate, constitute less than a majority of OneMain’s outstanding common stock (the “OneMain Tender Offer”). The OneMain Tender Offer was scheduled to expire at 12:00 a.m., Eastern time, on February 6, 2017, unless extended. On February 7, 2017, we extended the OneMain Tender Offer such that it will expire at 5:00 p.m., Eastern time, on Monday, March 27, 2017, unless it is extended or earlier terminated. Complete terms and conditions of the OneMain Tender Offer are set forth in the Tender Offer Statement on Schedule TO and in the registration statement on Form S-4, each of which we originally filed with the SEC on January 5, 2017, and each of which as may be amended. This description and other information in this annual report on Form 10-K regarding the OneMain Tender Offer is included in this annual report on Form 10-K solely for informational purposes. Nothing in this annual report on Form 10-K should be construed as an offer to sell, nor the solicitation of an offer to buy, any shares in connection with the OneMain Tender Offer.